Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Prepaid Expenses and Other Current Assets [Abstract]
Derivative asset - current (Note 25)	₨ 210	$ 2.6	₨ 13
Interest receivable on term deposits	221	2.7	98
Prepaid debt financing costs	37	0.5	141
Balance with statutory authorities	224	2.7	267
Prepaid bank guarantee charges	35	0.4	62
Prepaid insurance and other expenses	220	2.7	95
Advance to suppliers	95	1.2	998
Other	588	7.2	251
Total	₨ 1,630	$ 20.0	₨ 1,925